Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Date of grant exercisable period	10 years
Shares available for grant under various plans (subject to adjustment for forfeitures)	50
Fair value of shares vested	$ 139	$ 127	$ 86
Stock-based compensation expense	125	129	129
Stock-based compensation on an after tax basis	78	80	80
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 167
Cost expected to be recognized over a weighted-average period as compensation expense	2 years 4 months 24 days
Minimum [Member]
Stock and unit awards vesting period	3 years
Maximum [Member]
Stock and unit awards vesting period	5 years